Equity Securities Net Gains (Losses) from Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Gains (Losses) from Equity Securities [Line Items]
Total net gains (losses) from equity securities not held for trading	$ 6,427	$ 665	$ 2,843
Deconsolidation, Gains	442
Deconsolidation, Unrealized Gains	293
Not designated as hedging instrument [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	(2,092)	1,768	(4,959)
Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	755	1,061	(26)
Net gain (loss) from equity securities [Member] | Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	495	(1,167)	(2,120)
Equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	(390)	1,477	3,480
Marketable equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	(202)	63	1,067
Nonmarketable equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	(188)	1,414	2,413
Total nonmarketable equity securities not carried at fair value	6,322	355	1,483
Nonmarketable equity securities [Member] | Impairment write-downs [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	(121)	(1,655)	(245)
Nonmarketable equity securities [Member] | Net unrealized gains (losses) [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	4,862	1,651	567
Nonmarketable equity securities [Member] | Net realized gains (losses) on sale [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	$ 1,581	$ 359	$ 1,161